Investment in Equity Accounted Joint Ventures and Advances to Joint Venture (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Oct. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted joint ventures			$ 168,852,000	$ 141,819,000
Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Notional amount			1,680,298,000
Joint Venture | Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage guaranteed, loan facility	50.00%
Joint Venture | OOG-TKP FPSO GmbH & Co KG Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage guaranteed, loan facility	50.00%
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument, term		10 years
Loan facility		$ 804,000,000
Secured long-term debt financing			716,600,000
Libra Joint Venture | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract		10 years
Notional amount		$ 261,800,000
Fixed interest rate		2.49%
Libra Joint Venture | Minimum
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid		2.50%
Libra Joint Venture | Maximum
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid		2.65%
OOG-TKP FPSO GmbH & Co KG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	8 years
Secured long-term debt financing			168,800,000
OOG-TKP FPSO GmbH & Co KG Joint Venture | Cash Flow Hedging | Not Designated as Hedging Instrument | Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	10 years
Notional amount			$ 75,400,000
Fixed interest rate	2.63%
OOG-TKP FPSO GmbH & Co KG Joint Venture | Minimum
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.15%
OOG-TKP FPSO GmbH & Co KG Joint Venture | Maximum
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.45%
Odebrecht Oil And Gas Sa
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture					50.00%
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture					50.00%
Libra Joint Venture | Odebrecht Oil And Gas Sa
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture					50.00%
OOG-TKP FPSO GmbH & Co KG Joint Venture | Affiliated Entity | Teekay Corporation | Acquisition of Interest in Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%